UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Global Income Builder Fund
(formerly DWS Global Income Builder Fund)

		Shares	Value ($)
Common Stocks 52.3%
Consumer Discretionary 3.5%
Hotels, Restaurants & Leisure 0.0%
Dawn Holdings, Inc.* (a)		3	7,762
Trump Entertainment Resorts, Inc.*		8	0

			7,762
Media 1.8%
Pearson PLC		429,086	8,243,247
Wolters Kluwer NV		392,547	10,840,092

			19,083,339
Specialty Retail 0.3%
Staples, Inc. (b)		238,223	2,761,005
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.		436,209	15,075,383
Consumer Staples 15.0%
Beverages 2.8%
PepsiCo, Inc.		331,853	29,236,249
Food & Staples Retailing 1.8%
Tesco PLC		4,427,842	19,161,291
Food Products 2.9%
Nestle SA (Registered)		105,458	7,828,790
Unilever NV (CVA)		568,711	23,412,394

			31,241,184
Household Products 2.8%
Procter & Gamble Co.		391,441	30,266,218
Tobacco 4.7%
British American Tobacco PLC		597,707	34,980,435
Imperial Tobacco Group PLC		345,635	14,969,703

			49,950,138
Energy 4.8%
Energy Equipment & Services 0.5%
Transocean Ltd. (b)		147,517	5,950,836
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd.		447,946	19,526,641
Canadian Oil Sands Ltd. (b)		1,090,383	23,290,705
ConocoPhillips		33,745	2,783,963

			45,601,309
Financials 4.8%
Banks 0.6%
Bank of Nova Scotia		84,614	5,743,369
The Toronto-Dominion Bank		19	993

			5,744,362
Diversified Financial Services 1.3%
Leucadia National Corp.		575,945	14,231,601
Insurance 2.9%
PartnerRe Ltd.		152,571	15,922,309
Powszechny Zaklad Ubezpieczen SA		48,286	6,785,950
Sampo Oyj "A"		158,649	7,878,113

			30,586,372
Health Care 2.7%
Health Care Equipment & Supplies 0.5%
Stryker Corp.		70,123	5,593,711
Health Care Providers & Services 0.2%
Rhoen-Klinikum AG		87,849	2,728,410
Pharmaceuticals 2.0%
Novartis AG (Registered)		103,768	9,057,846
Sanofi		113,156	11,872,289

			20,930,135
Industrials 8.7%
Aerospace & Defense 0.6%
BAE Systems PLC		905,009	6,531,591
Air Freight & Logistics 3.2%
C.H. Robinson Worldwide, Inc. (b)		444,807	30,006,680
Singapore Post Ltd.		2,611,145	3,672,896

			33,679,576
Building Products 0.0%
Congoleum Corp.*		11,440	0
Industrial Conglomerates 3.9%
Jardine Matheson Holdings Ltd.		403,986	24,209,355
Koninklijke Philips NV		349,817	10,766,660
Smiths Group PLC		285,553	6,126,127

			41,102,142
Machinery 1.0%
CNH Industrial NV		1,211,802	11,157,742
Information Technology 5.6%
Communications Equipment 1.5%
Cisco Systems, Inc.		628,713	15,862,429
Software 2.1%
Microsoft Corp.		514,540	22,207,546
Technology Hardware, Storage & Peripherals 2.0%
Diebold, Inc. (b)		261,421	9,850,344
Wincor Nixdorf AG		223,947	11,402,034

			21,252,378
Materials 1.4%
Chemicals 0.7%
Air Liquide SA		55,874	7,112,464
Metals & Mining 0.7%
Franco-Nevada Corp.		132,065	7,471,995
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc.		373,343	18,829,538
Wireless Telecommunication Services 0.7%
NTT DoCoMo, Inc.		432,162	7,620,036
Utilities 3.3%
Gas Utilities 3.1%
UGI Corp. (b)		670,330	32,537,818
Multi-Utilities 0.2%
National Grid PLC		189,711	2,732,427

Total Common Stocks (Cost $466,066,268)			556,246,987
Preferred Stock 0.0%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $280,281)		295	295,000
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		57,540	44,047
Hercules Trust II, Expiration Date 3/31/2029*		506	3,311

Total Warrants (Cost $90,210)			47,358

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 26.2%
Consumer Discretionary 3.2%
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	294,700
7.0%, 5/20/2022		840,000	898,800
APX Group, Inc.:
6.375%, 12/1/2019		195,000	195,000
144A, 8.75%, 12/1/2020		195,000	190,125
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		55,000	60,088
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	324,062
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	316,875
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		200,000	200,000
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		190,000	182,400
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		340,000	342,662
5.165%, 8/1/2044		820,000	816,602
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	73,500
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		150,000	160,500
CCO Holdings LLC:
6.5%, 4/30/2021		445,000	462,800
6.625%, 1/31/2022		360,000	378,000
7.375%, 6/1/2020		3,610,000	3,853,675
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,390,000	1,337,875
144A, 6.375%, 9/15/2020		1,105,000	1,138,150
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		870,000	892,837
11.25%, 3/1/2021		265,000	291,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		240,000	250,800
Series B, 6.5%, 11/15/2022		1,195,000	1,254,750
Series A, 7.625%, 3/15/2020		20,000	20,900
Series B, 7.625%, 3/15/2020		1,190,000	1,249,500
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,125
Columbus International, Inc., 144A, 7.375%, 3/30/2021		500,000	527,500
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		585,000	560,137
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		700,000	717,500
Delphi Corp., 5.0%, 2/15/2023		270,000	289,912
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	294,350
5.0%, 3/15/2023		845,000	828,100
7.875%, 9/1/2019		1,120,000	1,288,000
Getty Images, Inc., 144A, 7.0%, 10/15/2020 (b)		245,000	219,888
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		210,000	206,850
Harron Communications LP, 144A, 9.125%, 4/1/2020		250,000	277,500
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		160,000	176,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		130,000	133,250
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		160,000	161,600
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,000
144A, 7.0%, 9/1/2020		370,000	398,675
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	156,000
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		45,000	45,450
6.375%, 4/1/2023		145,000	149,350
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,500
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,895,000	2,048,969
6.75%, 10/1/2020		560,000	606,200
8.625%, 2/1/2019		85,000	99,025
Numericable Group SA:
144A, 4.875%, 5/15/2019		470,000	472,350
144A, 6.0%, 5/15/2022		700,000	703,500
144A, 6.25%, 5/15/2024		850,000	854,250
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		265,000	272,950
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	202,000
RCI Banque SA, 144A, 3.5%, 4/3/2018		500,000	517,971
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	21,700
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	126,100
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		215,000	226,287
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		500,000	549,500
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		310,000	309,225
Starz LLC, 5.0%, 9/15/2019		160,000	162,400
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		250,000	246,250
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		215,000	223,600
Time Warner Cable, Inc., 7.3%, 7/1/2038		245,000	326,754
Travelport LLC, 144A, 6.352% **, 3/1/2016		41,395	41,271
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,869,275
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	755,936
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	214,013
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		215,000	211,775

			33,784,089
Consumer Staples 1.8%
Ajecorp BV, 144A, 6.5%, 5/14/2022		1,450,000	1,349,225
Big Heart Pet Brands, 7.625%, 2/15/2019		315,000	324,844
Chiquita Brands International, Inc., 7.875%, 2/1/2021		181,000	193,670
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,340,000	1,507,500
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		355,000	350,562
Delhaize Group SA, 4.125%, 4/10/2019		715,000	752,844
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	246,100
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		470,000	485,275
144A, 7.75%, 10/28/2020		2,000,000	2,145,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		2,040,000	2,203,200
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	529,850
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		500,000	575,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,046,000	2,148,300
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022 (b)		230,000	227,700
144A, 6.75%, 12/1/2021		400,000	415,500
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		5,380,000	5,487,600
Smithfield Foods, Inc., 6.625%, 8/15/2022		250,000	270,000

			19,212,170
Energy 4.5%
Access Midstream Partners LP, 6.125%, 7/15/2022		60,000	64,125
Afren PLC, 144A, 10.25%, 4/8/2019		2,203,000	2,412,285
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		115,000	110,975
144A, 7.125%, 11/1/2020		235,000	226,775
144A, 7.375%, 11/1/2021		235,000	226,775
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		145,000	143,913
144A, 5.625%, 6/1/2024		145,000	142,825
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		195,000	198,900
6.75%, 11/1/2020		195,000	200,850
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		1,115,000	1,165,175
8.625%, 10/15/2020		15,000	16,125
Chaparral Energy, Inc., 7.625%, 11/15/2022		345,000	361,387
Chesapeake Energy Corp., 3.484% **, 4/15/2019		270,000	270,675
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		95,000	96,069
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,086,110
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		500,000	500,000
Ecopetrol SA, 5.875%, 5/28/2045		2,000,000	2,090,000
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		2,500,000	2,275,000
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		545,000	579,062
EP Energy LLC:
6.875%, 5/1/2019		145,000	151,888
7.75%, 9/1/2022		865,000	942,850
9.375%, 5/1/2020		65,000	71,988
EV Energy Partners LP, 8.0%, 4/15/2019		1,210,000	1,264,450
EXCO Resources, Inc., 8.5%, 4/15/2022		55,000	55,275
GNL Quintero SA, 144A, 4.634%, 7/31/2029		500,000	504,197
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		2,256,000	2,340,600
9.75%, 7/15/2020		300,000	321,000
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		255,000	251,812
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	20,900
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		225,000	224,438
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		400,000	420,000
Linn Energy LLC, 6.25%, 11/1/2019 (b)		2,595,000	2,633,925
MEG Energy Corp., 144A, 7.0%, 3/31/2024		1,200,000	1,269,000
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		255,000	247,987
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		1,150,000	1,187,375
10.75%, 10/1/2020		550,000	592,625
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		320,000	336,800
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		255,000	253,725
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		680,000	717,400
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	1,046,200
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,600,000	1,696,000
6.875%, 1/15/2023		125,000	135,313
7.25%, 2/1/2019		315,000	329,175
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,097,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		1,050,000	1,036,875
7.5%, 11/1/2019		555,000	571,650
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		800,000	872,000
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		1,000,000	946,250
Petrobras Global Finance BV, 6.25%, 3/17/2024		1,000,000	1,055,590
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		2,200,000	1,870,000
Petroleos Mexicanos, 2.254% **, 7/18/2018		1,000,000	1,045,000
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		1,000,000	1,025,000
Regency Energy Partners LP, 5.0%, 10/1/2022		150,000	148,125
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,000,000	1,083,027
Rowan Companies, Inc., 4.75%, 1/15/2024		550,000	573,908
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		685,000	708,975
5.625%, 4/15/2023		155,000	157,325
144A, 5.75%, 5/15/2024 (b)		610,000	619,150
SandRidge Energy, Inc, 8.125%, 10/15/2022		1,400,000	1,491,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		880,000	915,200
SESI LLC, 7.125%, 12/15/2021		1,220,000	1,357,250
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		70,000	70,350
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	394,250
Transocean, Inc., 3.8%, 10/15/2022		1,155,000	1,120,383
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		205,000	204,744

			47,545,501
Financials 3.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	589,962
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		70,000	68,950
American International Group, Inc., 4.5%, 7/16/2044		935,000	924,051
Assured Guaranty U.S. Holdings, Inc., 5.0%, 7/1/2024 (b)		800,000	807,346
Banco Davivienda SA, 144A, 5.875%, 7/9/2022		1,000,000	1,017,500
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,000,000	967,700
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		1,500,000	1,526,250
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	422,435
Bank of Baroda, 144A, 4.875%, 7/23/2019		400,000	419,170
Barclays Bank PLC, 7.625%, 11/21/2022		1,000,000	1,128,750
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		1,600,000	1,800,000
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		500,000	493,125
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	178,713
5.25%, 3/15/2018		4,528,000	4,777,040
Country Garden Holdings Co., Ltd.:
144A, 7.25%, 4/4/2021		500,000	496,875
144A, 11.125%, 2/23/2018 (b)		2,400,000	2,616,000
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		605,000	642,661
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		340,000	340,816
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,088,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		555,000	589,687
6.75%, 6/1/2016		1,700,000	1,827,500
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		1,270,000	1,253,385
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		940,000	992,064
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	398,520
6.25%, 5/15/2019		350,000	379,750
8.75%, 3/15/2017		1,150,000	1,305,250
Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		1,735,000	1,716,399
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,265,000	1,424,811
Moody's Corp., 5.25%, 7/15/2044		215,000	222,374
Morgan Stanley, Series H, 5.45%, 7/29/2049		140,000	140,175
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	31,950
Navient LLC, 5.5%, 1/25/2023 (b)		535,000	516,275
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		55,000	57,613
Popular, Inc., 7.0%, 7/1/2019		195,000	196,073
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		800,000	865,444
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		1,857,333	1,801,613
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		235,000	239,347
Trust F/1401, (REIT), 144A, 6.95%, 1/30/2044 (b)		2,000,000	2,207,500
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (b)		1,500,000	1,518,750
UniCredit SpA, 8.0%, 4/3/2049		770,000	806,575
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024		975,000	985,085
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,000,000	968,500

			40,750,734
Health Care 1.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	115,500
Biomet, Inc.:
6.5%, 8/1/2020		330,000	355,955
6.5%, 10/1/2020		95,000	100,958
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,107,000
144A, 6.875%, 2/1/2022 (b)		2,000,000	2,045,000
7.125%, 7/15/2020		735,000	784,612
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		475,000	453,625
Endo Finance LLC, 144A, 5.375%, 1/15/2023		290,000	279,850
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		35,000	37,275
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,200
HCA, Inc.:
6.5%, 2/15/2020		2,020,000	2,194,225
7.5%, 2/15/2022		2,220,000	2,514,150
Hologic, Inc., 6.25%, 8/1/2020		220,000	229,350
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	250,800
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		370,000	342,250
Mylan, Inc., 5.4%, 11/29/2043		530,000	571,754
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		350,000	373,625
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		52,000	57,070
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,110,000	1,201,575
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		365,000	376,863
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		1,515,000	1,636,200

			15,049,837
Industrials 2.0%
ADT Corp., 3.5%, 7/15/2022 (b)		220,000	194,700
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	198,787
BE Aerospace, Inc., 6.875%, 10/1/2020		515,000	556,200
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	338,250
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		140,000	135,625
144A, 5.75%, 3/15/2022 (b)		1,480,000	1,446,700
144A, 6.0%, 10/15/2022		235,000	230,300
144A, 7.75%, 3/15/2020		25,000	27,000
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		200,000	203,000
DigitalGlobe, Inc., 5.25%, 2/1/2021		145,000	141,919
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	1,022,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		425,000	439,875
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	199,144
Gates Global LLC, 144A, 6.0%, 7/15/2022		285,000	277,875
GenCorp, Inc., 7.125%, 3/15/2021		500,000	541,150
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		1,500,000	1,571,250
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	67,925
7.125%, 3/15/2021		255,000	272,850
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		390,000	410,962
Meritor, Inc.:
6.25%, 2/15/2024		95,000	97,613
6.75%, 6/15/2021		305,000	323,300
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,125,200
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,400,000	1,424,500
Nortek, Inc., 8.5%, 4/15/2021		885,000	960,225
Odebrecht Finance Ltd., 144A, 5.25%, 6/27/2029		1,000,000	969,700
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		771,360	809,928
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	29,700
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		590,000	592,950
144A, 6.5%, 7/15/2024		175,000	176,750
7.5%, 7/15/2021		1,035,000	1,130,737
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		145,000	144,275
United Rentals North America, Inc.:
6.125%, 6/15/2023		20,000	20,688
7.375%, 5/15/2020		100,000	107,250
7.625%, 4/15/2022		2,260,000	2,491,650
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		1,000,000	1,041,250
Watco Companies LLC, 144A, 6.375%, 4/1/2023		150,000	152,250

			20,873,978
Information Technology 1.5%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,195,000	1,254,750
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	253,575
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		65,000	68,088
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		370,000	368,150
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		280,000	260,400
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		205,000	205,513
CDW LLC:
6.0%, 8/15/2022 (d)		280,000	280,700
8.5%, 4/1/2019		2,910,000	3,091,875
CyrusOne LP, 6.375%, 11/15/2022		95,000	100,225
EarthLink Holdings Corp., 7.375%, 6/1/2020		265,000	280,900
Entegris, Inc., 144A, 6.0%, 4/1/2022		140,000	144,550
Equinix, Inc., 5.375%, 4/1/2023		690,000	693,450
First Data Corp.:
144A, 6.75%, 11/1/2020		432,000	455,760
144A, 7.375%, 6/15/2019		2,800,000	2,940,000
144A, 8.75%, 1/15/2022 (PIK)		190,000	204,013
144A, 8.875%, 8/15/2020		745,000	813,912
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	275,937
7.625%, 6/15/2021		915,000	1,033,950
NXP BV, 144A, 3.75%, 6/1/2018		330,000	326,700
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		3,000,000	3,046,236

			16,098,684
Materials 2.8%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020 (b)		2,600,000	2,769,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021 (b)		550,000	561,450
144A, 4.125%, 9/27/2022		1,000,000	1,009,074
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		140,000	141,750
Berry Plastics Corp., 5.5%, 5/15/2022		1,095,000	1,067,625
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		339,905	355,201
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		385,000	404,250
Braskem Finance Ltd., 6.45%, 2/3/2024		1,600,000	1,679,520
Cascades, Inc., 144A, 5.5%, 7/15/2022		215,000	212,313
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		2,000,000	2,087,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025 (b)		355,000	354,112
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018 (b)		935,000	946,508
Evraz Group SA, 144A, 6.75%, 4/27/2018		600,000	567,720
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		969,000	988,380
144A, 7.0%, 2/15/2021		499,000	513,970
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017		130,000	132,275
Fresnillo PLC, 144A, 5.5%, 11/13/2023		1,000,000	1,052,500
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		530,000	528,770
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		2,000,000	2,062,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		905,000	941,200
8.875%, 2/1/2018		450,000	464,400
Huntsman International LLC, 5.125%, 4/15/2021	EUR	250,000	350,496
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		285,000	262,200
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	252,000
Klabin Finance SA, 144A, 5.25%, 7/16/2024		1,000,000	976,500
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		750,000	684,375
Metinvest BV, 144A, 8.75%, 2/14/2018		1,000,000	837,700
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,103,000
Polymer Group, Inc., 7.75%, 2/1/2019		297,000	311,850
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021 (b)		200,000	207,500
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		600,000	631,500
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	32,438
144A, 8.375%, 9/15/2021		30,000	33,525
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		190,000	187,150
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		225,000	227,250
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		1,040,000	1,040,244

			29,977,246
Telecommunication Services 4.3%
Altice SA, 144A, 7.75%, 5/15/2022		220,000	224,950
America Movil SAB de CV, 6.45%, 12/5/2022	MXN	7,000,000	518,780
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,500,000	1,570,620
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		100,000	104,250
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		3,615,000	3,922,275
8.75%, 3/15/2018		807,000	844,929
CommScope, Inc., 144A, 5.0%, 6/15/2021		290,000	287,100
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	771,400
144A, 8.25%, 9/30/2020		610,000	657,275
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,450,000	3,527,625
ENTEL Chile SA, 144A, 4.75%, 8/1/2026		1,000,000	993,107
Frontier Communications Corp.:
7.125%, 1/15/2023		940,000	972,900
8.5%, 4/15/2020		1,645,000	1,895,862
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		595,000	571,200
7.25%, 10/15/2020		45,000	47,475
7.5%, 4/1/2021		4,720,000	5,038,600
Intelsat Luxembourg SA:
7.75%, 6/1/2021		650,000	664,625
8.125%, 6/1/2023		100,000	104,000
Level 3 Communications, Inc., 8.875%, 6/1/2019		70,000	75,600
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022 (d)		830,000	814,438
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021 (b)		525,000	543,375
7.0%, 6/1/2020		725,000	771,219
8.625%, 7/15/2020		2,480,000	2,697,000
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		740,000	777,000
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,975,000	2,937,812
SBA Communications Corp., 5.625%, 10/1/2019		190,000	197,125
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		340,000	334,900
144A, 7.0%, 3/1/2020 (b)		365,000	410,625
144A, 9.0%, 11/15/2018		1,745,000	2,046,012
Sprint Corp., 144A, 7.125%, 6/15/2024		1,485,000	1,514,700
tw telecom holdings, Inc.:
5.375%, 10/1/2022		330,000	357,226
6.375%, 9/1/2023		265,000	299,781
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	474,750
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,660,000	1,801,100
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	160,500
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	223,125
Windstream Corp.:
6.375%, 8/1/2023		245,000	241,938
7.5%, 4/1/2023		80,000	85,200
7.75%, 10/15/2020		2,555,000	2,733,850
7.75%, 10/1/2021		720,000	776,700
7.875%, 11/1/2017		2,595,000	2,964,787

			45,955,736
Utilities 0.9%
AES Corp.:
3.229% **, 6/1/2019		160,000	159,200
8.0%, 10/15/2017		14,000	16,065
8.0%, 6/1/2020		95,000	112,100
Calpine Corp.:
5.375%, 1/15/2023 (b)		340,000	333,200
5.75%, 1/15/2025 (b)		340,000	332,350
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		2,000,000	2,150,000
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/2025		770,000	776,584
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,000,000	1,055,000
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		1,270,000	1,270,000
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042 (b)		3,000,000	2,700,000
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		260,000	256,100

			9,160,599

Total Corporate Bonds (Cost $274,314,722)			278,408,574
Asset-Backed 0.8%
Automobile Receivables 0.2%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,939,864	2,011,030
Miscellaneous 0.6%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.883% **, 1/17/2024		2,000,000	2,004,088
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,956,328	1,947,289
VOLT XXIV LLC, "A1", Series 2014-NPL3, 144A, 3.25%, 11/25/2053		2,410,334	2,415,488

			6,366,865

Total Asset-Backed (Cost $8,337,678)			8,377,895
Mortgage-Backed Securities Pass-Throughs 0.3%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		99,457	111,478
Federal National Mortgage Association:
3.5%, 3/1/2042 (d)		3,000,000	3,055,781
6.5%, with various maturities from 4/1/2017 until 6/1/2017		160,216	170,047
Government National Mortgage Association, 6.5%, 8/20/2034		117,273	132,368

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,464,727)			3,469,674
Commercial Mortgage-Backed Securities 0.5%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152% **, 3/15/2018		470,000	472,397
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,180,000	1,220,061
"A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	901,591
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,036,938	1,105,271
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 5.168% **, 2/11/2036		1,700,000	1,693,285

Total Commercial Mortgage-Backed Securities (Cost $5,363,699)			5,392,605
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		867,478	504,918
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		2,673,154	299,942
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,181,304	130,845
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		3,681,286	487,724
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		4,885,651	630,309
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,499,900	173,996
"ZG", Series 4213, 3.5%, 6/15/2043		2,681,802	2,588,042
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		3,779,855	557,520
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,694,603	640,996
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	539,370
"JZ", Series 2012-4, 4.0%, 9/25/2041		1,706,570	1,772,753
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		645,671	128,684
"PI", Series 2006-20, Interest Only, 6.525% ***, 11/25/2030		3,088,289	516,575
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		620,324	606,474
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		2,659,185	282,322
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		876,176	31,843
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		676,341	105,662
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,664,346
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		2,738,419	233,952
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,235,419	382,638
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		856,095	101,330
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,219,568	397,764
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,638,968	305,241
"AI", Series 2007-38, Interest Only, 6.308% ***, 6/16/2037		478,850	72,272
"SC", Series 2002-33, Interest Only, 7.248% ***, 5/16/2032		885,168	152,122
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		1,267,479	1,082,134

Total Collateralized Mortgage Obligations (Cost $14,981,496)			16,389,774
Government & Agency Obligations 7.3%
Other Government Related (e) 0.4%
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		800,000	820,000
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,011,250
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		700,000	698,250
Novatek OAO, 144A, 6.604%, 2/3/2021		600,000	609,750
Sberbank of Russia, 144A, 5.5%, 2/26/2024		500,000	445,000
TMK OAO, 144A, 6.75%, 4/3/2020		1,000,000	923,750

			4,508,000
Sovereign Bonds 3.8%
Government of France, 0.7%, 7/25/2030	EUR	4,608,462	6,455,444
Government of New Zealand, Series 0427, 4.5%, 4/15/2027	NZD	10,156,000	8,635,287
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		200,000	194,500
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		2,000,000	1,937,400
Kingdom of Morocco, 144A, 4.25%, 12/11/2022		1,550,000	1,548,063
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,000,000	1,020,000
Republic of Croatia, 144A, 6.75%, 11/5/2019		2,250,000	2,505,937
Republic of Ecuador, 144A, 7.95%, 6/20/2024		546,000	573,300
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,200,000	1,308,000
Republic of Ghana, 144A, 8.5%, 10/4/2017		2,400,000	2,526,000
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	520,000	699,788
Republic of Romania, 4.875%, 11/7/2019	EUR	800,000	1,216,607
Republic of Senegal, 144A, 6.25%, 7/30/2024		300,000	302,625
Republic of Singapore, 3.375%, 9/1/2033	SGD	7,267,000	6,219,469
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	218,000
Republic of South Africa:
5.375%, 7/24/2044		400,000	403,500
5.875%, 9/16/2025		1,500,000	1,657,800
Series R204, 8.0%, 12/21/2018	ZAR	4,300,000	409,352
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,020,000
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	10,400,000	790,769
Series M 20, 8.5%, 5/31/2029	MXN	5,200,000	473,717

			40,115,558
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,225,192
U.S. Treasury Obligations 2.7%
U.S. Treasury Bills:
0.015% ****, 8/14/2014 (f)		1,184,000	1,183,995
0.03% ****, 12/11/2014 (f)		390,000	389,936
0.055% ****, 12/11/2014 (f)		156,000	155,974
0.065% ****, 8/14/2014 (f)		1,610,000	1,609,993
0.07% ****, 8/14/2014 (f)		831,000	830,997
U.S. Treasury Bond, 5.375%, 2/15/2031		2,000,000	2,623,438
U.S. Treasury Notes:
1.0%, 8/31/2016 (g) (h)		13,980,000	14,097,963
1.0%, 9/30/2016		2,500,000	2,519,140
1.5%, 5/31/2019		500,000	494,336
1.625%, 8/15/2022		3,000,000	2,835,702
2.5%, 5/15/2024 (b)		1,754,000	1,745,504

			28,486,978

Total Government & Agency Obligations (Cost $77,454,071)			77,335,728
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $626,648)		622,934	1,254,278
Loan Participations and Assignments 5.7%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		1,369,289	1,361,758
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,496,212	1,495,980
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		1,496,212	1,481,033
Term Loan E, 3.75%, 1/6/2021		2,548,396	2,532,073
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		5,076,250	4,996,959
CBS Outdoor Americas Capital LLC, Term Loan B, 3.0%, 1/31/2021		1,500,000	1,491,765
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,496,172	1,488,339
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		1,496,250	1,486,337
CSC Holdings, Inc., Term Loan B, 2.655%, 4/17/2020		3,122,116	3,075,284
DaVita HealthCare Partners, Inc., Term Loan B, 3.25%, 6/24/2021		4,410,000	4,407,729
Del Monte Foods, Inc., First Lien Term Loan, 4.254%, 2/18/2021		2,880,970	2,864,477
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		1,500,000	1,497,938
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		4,812,632	4,788,881
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		4,172,828	4,140,593
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,500,000	1,496,438
Pinnacle Foods Finance LLC:
Term Loan G, 3.25%, 4/29/2020		781,815	776,502
Term Loan H, 3.25%, 4/29/2020		2,678,254	2,659,372
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		4,622,900	4,589,684
Polymer Group, Inc.:
First Lien Term Loan B, 5.25%, 12/19/2019		1,120,482	1,126,090
Term Delayed Draw, 5.25%, 12/19/2019		379,518	381,890
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		2,043,653	2,020,028
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,500,000	1,497,188
SBA Senior Financial II LLC, Term Loan B1, 3.25%, 3/24/2021		1,500,000	1,483,545
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,471,774	1,470,854
Spansion LLC, Term Loan, 3.75%, 12/19/2019		1,500,000	1,498,747
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,500,000	1,494,795
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 12/11/2019		340,803	340,420
Term Loan B, 3.75%, 2/13/2019		1,298,670	1,297,456
Visteon Corp., Term Delay Draw, 3.5%, 4/9/2021		1,500,000	1,495,628

Total Loan Participations and Assignments (Cost $61,222,818)			60,737,783
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $71,082)		141,000	127,605

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $463,890)		9,400,000	211,480

		Shares	Value ($)
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.10% (i) (j) (Cost $64,400,633)		64,400,633	64,400,633
Cash Equivalents 7.0%
Central Cash Management Fund, 0.06% (i) (Cost $74,296,676)		74,296,676	74,296,676

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,051,434,899) †		107.9	1,146,992,050
Other Assets and Liabilities, Net		(7.9)	(83,950,530)

Net Assets		100.0	1,063,041,520

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,053,780,153.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $93,211,897.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $108,685,000 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,473,103.

(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	9,378	7,762	0.0

(b)	All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at July 31, 2014 amounted to $61,842,950 which is 5.8% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At July 31, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	9/15/2014	74	8,336,315	(194)
10 Year U.S. Treasury Note	USD	9/19/2014	665	82,865,234	12,352
5 Year U.S. Treasury Note	USD	9/30/2014	309	36,720,305	22,237
U.S. Treasury Long Bond	USD	9/19/2014	50	6,870,313	37,372
Total net unrealized appreciation					71,767

At July 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	9/15/2014	108	12,133,463	85,754
5 Year U.S. Treasury Note	USD	9/30/2014	390	46,346,016	111,888
Euro-BTP Italian Government Bond	EUR	9/8/2014	60	10,264,623	(9,158)
Euro-OAT French Government Bond	EUR	9/8/2014	63	11,985,892	(302,127)
U.S. Treasury Long Bond	USD	9/19/2014	88	12,091,750	(58,210)
Ultra Long U.S. Treasury Bond	USD	9/19/2014	85	12,821,719	(254,324)
Total net unrealized depreciation					(426,177)

At July 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	150,000	2	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	16,070	3,333	12,737
9/20/2012 12/20/2017	490,000	3	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	68,582	24,678	43,904

Total unrealized appreciation	56,641

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At July 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/3/2014 6/3/2025	8,800,000	Fixed — 3.0%	Floating —- LIBOR	(228,810)	(216,069)
12/30/2014 12/30/2024	11,100,000	Fixed — 3.524%	Floating —- LIBOR	(660,075)	(658,990)
12/30/2014 12/30/2034	2,200,000	Fixed — 4.01%	Floating —- LIBOR	(238,594)	(239,245)
5/11/2015 5/11/2045	8,800,000	Fixed — 3.56%	Floating —- LIBOR	(230,033)	(225,062)
12/30/2014 12/30/2016	2,700,000	Floating — LIBOR	Fixed — 1.173%	5,939	6,285
12/30/2014 12/30/2019	10,400,000	Floating —- LIBOR	Fixed — 2.522%	190,075	198,844
12/30/2014 12/30/2044	1,800,000	Floating —- LIBOR	Fixed — 4.081%	248,584	250,811

Total net unrealized depreciation	(883,426)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	8,800,000	1	Floating — LIBOR	Fixed — 3.0%	(83,770)	—	(83,770)

At July 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (m)

Call Options

Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	9,400,000	1	4/20/2016	335,110	(113,811)
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	8,800,000	1	5/5/2016	98,780	(80,708)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(25,419)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	4	3/15/2016	103,840	(25,419)
Total Call Options	601,310	(245,357)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	1	3/15/2016	63,580	(2,570)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	4	3/15/2016	22,440	(2,570)
Pay Fixed - 2.48% -Receive Floating - LIBOR	5/9/2016 5/11/2026	8,800,000	1	5/5/2016	98,780	(91,547)
Pay Fixed - 2.796% -Receive Floating - LIBOR	6/5/2015 6/5/2045	7,900,000	4	6/3/2015	84,530	(72,607)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	7,900,000	1	3/4/2015	82,950	(95,649)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	19,000,000	5	10/22/2014	241,300	(85,004)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	7,900,000	4	1/30/2015	97,565	(103,381)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	8,800,000	6	1/26/2015	88,771	(119,423)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	19,000,000	4	10/17/2014	262,200	(116,062)
Total Put Options	1,042,116	(688,813)

Total	1,643,426	(934,170)

(m)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2014 was $709,256.

Counterparties:
1	Nomura International PLC
2	Credit Suisse
3	UBS AG
4	BNP Paribas
5	Citigroup, Inc.
6	Barclays Bank PLC
At July 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

SEK	69,000,000	JPY	1,029,217,800	8/4/2014	2,910	Barclays Bank PLC
JPY	1,470,000,000	USD	14,470,355	8/4/2014	179,780	Barclays Bank PLC
JPY	2,940,000,000	USD	28,996,456	8/4/2014	415,306	Societe Generale
CAD	10,978,524	AUD	10,900,000	8/15/2014	56,865	Australia & New Zealand Banking Group Ltd.
CAD	5,458,876	AUD	5,400,000	8/15/2014	9,858	Macquarie Bank Ltd.
JPY	1,273,382,800	NZD	14,600,000	8/15/2014	9,418	Australia & New Zealand Banking Group Ltd.
SEK	69,236,699	NZD	11,900,000	8/15/2014	61,750	Australia & New Zealand Banking Group Ltd.
SEK	35,088,180	NZD	6,000,000	8/15/2014	5,199	Societe Generale
USD	3,716,506	ZAR	40,400,000	8/18/2014	42,469	Commonwealth Bank of Australia
ZAR	40,400,000	USD	3,771,498	8/18/2014	12,524	Commonwealth Bank of Australia
ZAR	4,370,000	USD	409,859	8/18/2014	3,257	Nomura International PLC
NZD	14,600,000	JPY	1,294,862,320	8/18/2014	203,257	Australia & New Zealand Banking Group Ltd.
MXN	24,100,000	USD	1,859,396	8/18/2014	38,298	Commonwealth Bank of Australia
EUR	827,000	USD	1,113,856	8/26/2014	6,385	JPMorgan Chase Securities, Inc.
USD	1,859,078	ZAR	20,200,000	9/18/2014	10,825	Commonwealth Bank of Australia
EUR	928,000	USD	1,271,423	9/18/2014	28,607	Commonwealth Bank of Australia
EUR	516,724	USD	706,013	9/30/2014	13,968	Barclays Bank PLC
RUB	161,800,000	USD	4,687,207	9/30/2014	221,787	Societe Generale
EUR	4,622,450	USD	6,253,052	10/17/2014	61,831	Citigroup, Inc.
SGD	10,086,010	USD	8,125,537	10/17/2014	40,445	Citigroup, Inc.
NZD	10,087,300	USD	8,694,062	10/17/2014	186,237	Australia & New Zealand Banking Group Ltd.
MXN	6,400,000	USD	490,779	10/21/2014	9,369	Commonwealth Bank of Australia
Total unrealized appreciation					1,620,345

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	14,501,918	JPY	1,470,000,000	8/4/2014	(211,343)	Macquarie Bank Ltd.
USD	28,822,981	JPY	2,940,000,000	8/4/2014	(241,830)	Barclays Bank PLC
SEK	35,000,000	JPY	520,131,500	8/4/2014	(17,340)	Bank of America
JPY	1,552,691,920	SEK	104,000,000	8/4/2014	(18,066)	Societe Generale
USD	32,834	JPY	3,342,620	8/4/2014	(339)	Societe Generale
GBP	7,000,000	CAD	12,812,310	8/15/2014	(70,278)	Australia & New Zealand Banking Group Ltd.
CAD	12,952,520	GBP	7,000,000	8/15/2014	(58,272)	Societe Generale
USD	7,626,549	JPY	780,000,000	8/15/2014	(43,319)	Barclays Bank PLC
USD	7,614,027	JPY	780,000,000	8/15/2014	(30,797)	UBS AG
USD	1,836,792	MXN	24,100,000	8/18/2014	(15,694)	Commonwealth Bank of Australia
ZAR	20,200,000	USD	1,859,095	9/18/2014	(10,808)	Commonwealth Bank of Australia
USD	4,585,784	RUB	161,800,000	9/30/2014	(120,364)	Societe Generale
USD	484,482	MXN	6,400,000	10/21/2014	(3,072)	JPMorgan Chase Securities, Inc.
USD	3,658,716	MXN	48,200,000	10/31/2014	(35,583)	Commonwealth Bank of Australia
Total unrealized depreciation					(877,105)

Currency Abbreviations

AUD	Australian Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	RUB	Russian Ruble
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,836,388	$19,083,339	$7,762	$36,927,489
Consumer Staples	59,502,467	100,352,613	—	159,855,080
Energy	51,552,145	—	—	51,552,145
Financials	35,898,272	14,664,063	—	50,562,335
Health Care	5,593,711	23,658,545	—	29,252,256
Industrials	30,006,680	62,464,371	—	92,471,051
Information Technology	47,920,319	11,402,034	—	59,322,353
Materials	7,471,995	7,112,464	—	14,584,459
Telecommunication Services	17,699,689	8,749,885	—	26,449,574
Utilities	32,537,818	2,732,427	—	35,270,245
Preferred Stocks (n)	—	295,000	—	295,000
Warrants (n)	—	—	47,358	47,358
Fixed Income Investments (n)
Corporate Bonds	—	278,408,574	—	278,408,574
Asset-Backed	—	8,377,895	—	8,377,895
Mortgage-Backed Securities Pass-Throughs	—	3,469,674	—	3,469,674
Commercial Mortgage-Backed Securities	—	5,392,605	—	5,392,605
Collateralized Mortgage Obligations	—	16,389,774	—	16,389,774
Government & Agency Obligations	—	77,335,728	—	77,335,728
Convertible Bond	—	—	1,254,278	1,254,278
Loan Participations and Assignments	—	60,737,783	0	60,737,783
Preferred Security	—	127,605	—	127,605
Short-Term Investments (N)	138,697,309	—	—	138,697,309
Derivatives (o)
Purchased Options	—	211,480	—	211,480
Futures Contracts	269,603	—	—	269,603
Credit Default Swap Contracts	—	56,641	—	56,641
Interest Rate Swap Contracts	—	455,940	—	455,940
Forward Foreign Currency Exchange Contracts	—	1,620,345	—	1,620,345

Total	$444,986,396	$703,098,785	$1,309,398	$1,149,394,579

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (o)
Futures Contracts	$(624,013)	$—	$—	$(624,013)
Written Options	—	(934,170)	—	(934,170)
Interest Rate Swap Contracts	—	(1,423,136)	—	(1,423,136)
Forward Foreign Currency Exchange Contracts	—	(877,105)	—	(877,105)

Total	$(624,013)	$(3,234,411)	$—	$(3,858,424)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.
(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$56,641	$—	$—
Foreign Exchange Contracts	$—	$—	$743,240	$—
Interest Rate Contracts	$(354,410)	$(967,196)	$—	$456,846

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014